Strategic Alliances and Collaboration Agreements (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) Agreement
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue in conjunction with strategic alliances and collaborations	$ 12,998	$ 20,382	$ 6,138
Research Collaboration and Exclusive License Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue in conjunction with strategic alliances and collaborations	$ 12,998	$ 20,382	$ 6,138
Collaboration Partner A [Member] | Research Collaboration and Exclusive License Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Number of collaboration agreements | Agreement			2
Revenue recognition research activities period			23 months
License additional extension period		42 days
Revenue recognition, milestone	The Company also reached certain milestones in 2015 and in 2016 that were determined, as of the inception of the agreement, to be substantive and the revenue related to these milestones was recognized when they were achieved.
Revenue in conjunction with strategic alliances and collaborations	$ 4,862	$ 12,008	$ 5,123
Labor and expense reimbursements revenue	4,400	9,500	3,000
Revenue recognition potential milestone revenue recognized	56,500
Collaboration Partner A [Member] | Research Collaboration and Exclusive License Agreement [Member] | Minimum [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Option exercise revenue range per target	1,000
Collaboration Partner A [Member] | Research Collaboration and Exclusive License Agreement [Member] | Maximum [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Option exercise revenue range per target	$ 5,000
Collaboration Partner B [Member] | Research Collaboration and Exclusive License Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognition, milestone	Collaboration B will pay the Company a one-time milestone payment after the first optimized lead designation for the first product with respect of such development target.
Revenue in conjunction with strategic alliances and collaborations	$ 5,639	7,395	979
Labor and expense reimbursements revenue	3,700	$ 3,800	$ 300
Revenue recognition potential milestone revenue recognized	133,000
Revenue recognized as one time payment	$ 2,000
Collaboration Partner B [Member] | Research Collaboration and Exclusive License Agreement [Member] | Maximum [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Royalty payment percentage	10.00%
Collaboration Partner C [Member] | Research Collaboration and Exclusive License Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognition research activities period		18 months
License additional extension period		18 months
Revenue in conjunction with strategic alliances and collaborations	$ 1,403	$ 28
Upfront fee received		100
Regularly scheduled research funding payments		$ 3,700